UNITED STATES
				   SECURITIES AND EXCHANGE COMMISSION
				         Washington, D.C. 20549

						Form 13F
					   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
						-------
This Amendment (Check only one.):	 [] is a restatement.
				 	 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Thomas Wagner

Address: 	1140 Avenue of the Americas
		12th Floor
		New York, NY  10036

Form 13F File Number: 028-14353


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name: 	Thomas Wagner
Title:  Individually
Phone:  (212) 356-2900

Signature, Place, and Date of Signing:

/s/ Thomas Wagner 			New York, NY 		    2/14/2013
--------------------------------- --------------------------------- ----------
[Signature] 				[City, State] 			[Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number Name

028-14346 	Knighthead Capital Management, LLC
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